Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.0%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2,
1.94%, 08/15/2046 (A)	$ 200,000	$ 192,519
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	125,000	120,600
Series 2021-2A, Class A2,
2.40%, 10/25/2051 (A)	100,000	97,810
GoodLeap Sustainable Home Solutions Trust
2.94%, 01/20/2049 (B)	125,000	124,636
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	93,382	89,745
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	119,377	116,964
Helios Issuer LLC
Series 2020-AA, Class A,
2.98%, 06/20/2047 (A)	223,657	225,717
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A,
2.75%, 07/20/2047 (A)	190,680	190,343
Series 2021-1GS, Class A,
2.29%, 01/20/2048 (A)	78,756	77,398
Series 2021-2GS, Class A,
2.22%, 03/20/2048 (A)	55,458	54,049
MMAF Equipment Finance LLC
Series 2020-A, Class A5,
1.56%, 10/09/2042 (A)	186,000	181,314
Mosaic Solar Loan Trust
Series 2021-3A, Class B,
1.92%, 06/20/2052 (A)	101,426	97,304
ServiceMaster Funding LLC
Series 2020-1, Class A2II,
3.34%, 01/30/2051 (A)	123,750	121,374
Series 2021-1, Class A2II,
3.11%, 07/30/2051 (A)	119,400	113,919
SoFi Professional Loan Program LLC
Series 2016-C, Class B,
3.35% (C), 05/25/2037 (A)	100,000	100,683
Series 2016-D, Class B,
3.23% (C), 01/25/2039 (A)	100,000	101,714
Series 2017-A, Class A2B,
2.40%, 03/26/2040 (A)	38,797	39,039
Series 2019-C, Class BFX,
3.05%, 11/16/2048 (A)	261,000	261,269
Sunnova Sol II Issuer LLC
Series 2020-2A, Class A,
2.73%, 11/01/2055 (A)	136,155	133,171
Sunnova Sol III Issuer LLC
Series 2021-1, Class A,
2.58%, 04/28/2056 (A)	143,832	140,178
Sunrun Demeter Issuer LLC
Series 2021-2A, Class A,
2.27%, 01/30/2057 (A)	124,083	121,078
Sunrun Vulcan Issuer LLC
Series 2021-1A, Class A,
2.46%, 01/30/2052 (A)	119,375	117,388
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (C), 08/25/2055 (A)	37,900	37,946
Series 2016-3, Class A1,
2.25% (C), 04/25/2056 (A)	5,241	5,239

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (A)	$ 174,173	$ 179,019
Series 2018-5, Class A1A,
3.25% (C), 07/25/2058 (A)	68,836	69,674
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2,
2.17%, 10/15/2046 (A)	125,000	121,738
Vantage Data Centers LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	180,000	173,789
Vivint Solar Financing VII LLC
Series 2020-1A, Class A,
2.21%, 07/31/2051 (A)	234,204	224,585

Total Asset-Backed Securities (Cost $3,737,098)		3,630,202

CORPORATE DEBT SECURITIES - 47.6%
Auto Components - 0.4%
BorgWarner, Inc.
4.38%, 03/15/2045	90,000	100,126

Automobiles - 0.5%
Ford Motor Co.
3.25%, 02/12/2032	130,000	124,216

Banks - 8.5%
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (C), 10/22/2025	202,000	203,830
BNP Paribas SA
4.38%, 09/28/2025 (A)	200,000	212,434
BPCE SA
Fixed until 10/19/2026, 2.05% (C), 10/19/2027 (A)	250,000	242,394
Citigroup, Inc.
Fixed until 05/15/2023, 1.68% (C), 05/15/2024	220,000	220,726
Huntington National Bank
3.55%, 10/06/2023	250,000	258,442
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	200,000	191,796
PNC Bank NA
4.05%, 07/26/2028	250,000	272,611
UniCredit SpA
Fixed until 06/03/2031, 3.13% (C), 06/03/2032 (A)	200,000	188,851
US Bancorp
3.10%, 04/27/2026	250,000	259,961

		2,051,045

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	20,683
4.05%, 11/21/2039	20,000	21,610
Amgen, Inc.
3.13%, 05/01/2025	40,000	41,359
Gilead Sciences, Inc.
3.65%, 03/01/2026	20,000	21,101

		104,753

Transamerica Funds	Page 1

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - (continued)
Building Products - 0.8%
Carlisle Cos., Inc.
2.75%, 03/01/2030	$ 110,000	$ 108,840
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A) (D)	90,000	92,858

		201,698

Capital Markets - 1.6%
Deutsche Bank AG
1.69%, 03/19/2026	265,000	259,076
Morgan Stanley
Fixed until 10/21/2024, 0.86% (C), 10/21/2025	140,000	135,752

		394,828

Chemicals - 1.9%
Huntsman International LLC
4.50%, 05/01/2029	80,000	86,332
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (E)	200,000	232,752
PPG Industries, Inc.
2.55%, 06/15/2030	50,000	49,625
Sherwin-Williams Co.
4.50%, 06/01/2047	80,000	92,599

		461,308

Commercial Services & Supplies - 0.3%
Waste Management, Inc.
3.13%, 03/01/2025	80,000	82,952

Construction & Engineering - 0.8%
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	200,000	201,456

Construction Materials - 1.2%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	190,000	191,137
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (A) (B)	104,000	105,430

		296,567

Containers & Packaging - 1.2%
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	59,000	59,737
5.38%, 01/15/2028 (A)	88,000	89,320
Sonoco Products Co.
2.25%, 02/01/2027	79,000	78,436
2.85%, 02/01/2032	55,000	54,249

		281,742

Diversified Financial Services - 1.1%
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	130,000	125,908
USAA Capital Corp.
2.13%, 05/01/2030 (A)	150,000	146,246

		272,154

Diversified Telecommunication Services - 1.8%
Network i2i Ltd.
Fixed until 01/15/2025 (F), 5.65% (C) (E)	200,000	207,000
Verizon Communications, Inc.
3.88%, 02/08/2029	200,000	215,394

		422,394

	Principal	Value
CORPORATE DEBT SECURITIES - (continued)
Electric Utilities - 3.2%
Duke Energy Carolinas LLC
3.95%, 11/15/2028	$ 110,000	$ 120,145
Enel Finance International NV
2.25%, 07/12/2031 (A)	200,000	186,371
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	120,000	126,489
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	70,000	65,741
Northern States Power Co.
2.60%, 06/01/2051	70,000	63,228
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	91,000	91,620
Southern Power Co.
0.90%, 01/15/2026	130,000	123,889

		777,483

Energy Equipment & Services - 1.0%
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A) (D)	200,000	211,685
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)	21,000	20,055

		231,740

Equity Real Estate Investment Trusts - 4.5%
American Tower Corp.
3.60%, 01/15/2028	80,000	83,550
Crown Castle International Corp.
2.90%, 04/01/2041	80,000	72,711
3.30%, 07/01/2030	50,000	50,737
Digital Realty Trust LP
3.70%, 08/15/2027 (D)	140,000	148,685
Federal Realty Investment Trust
1.25%, 02/15/2026	84,000	80,730
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025 (A)	197,000	203,976
Healthpeak Properties, Inc.
3.50%, 07/15/2029	90,000	94,564
SBA Tower Trust
3.45%, 03/15/2048 (A)	125,000	125,149
UDR, Inc.
3.10%, 11/01/2034	80,000	79,412
Ventas Realty LP
3.50%, 02/01/2025	130,000	134,714

		1,074,228

Food & Staples Retailing - 3.0%
Alimentation Couche-Tard, Inc.
3.63%, 05/13/2051 (A)	131,000	130,164
InRetail Consumer
3.25%, 03/22/2028 (A)	200,000	194,002
Sysco Corp.
3.30%, 07/15/2026 - 02/15/2050	210,000	212,447
Walmart, Inc.
1.80%, 09/22/2031	205,000	195,587

		732,200

Food Products - 0.9%
Danone SA
2.95%, 11/02/2026 (A)	200,000	205,816

Health Care Equipment & Supplies - 0.4%
Koninklijke Philips NV
6.88%, 03/11/2038	60,000	84,239

Transamerica Funds	Page 2

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - (continued)
Household Durables - 0.8%
Century Communities, Inc.
6.75%, 06/01/2027	$ 56,000	$ 58,268
D.R. Horton, Inc.
2.60%, 10/15/2025	70,000	70,972
Meritage Homes Corp.
5.13%, 06/06/2027	66,000	70,620

		199,860

Household Products - 0.7%
Kimberly-Clark Corp.
3.10%, 03/26/2030	80,000	84,013
Procter & Gamble Co.
2.45%, 11/03/2026	80,000	82,146

		166,159

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	30,000	28,244

Interactive Media & Services - 0.2%
Alphabet, Inc.
1.10%, 08/15/2030	40,000	36,506

IT Services - 0.2%
International Business Machines Corp.
3.30%, 01/27/2027	35,000	36,825

Life Sciences Tools & Services - 0.4%
Danaher Corp.
3.35%, 09/15/2025	80,000	83,520

Machinery - 0.3%
Xylem, Inc.
1.95%, 01/30/2028 (D)	80,000	77,802

Metals & Mining - 0.4%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (A)	90,000	94,950

Multi-Utilities - 1.5%
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/2030	110,000	115,343
Dominion Energy, Inc.
2.25%, 08/15/2031	130,000	123,562
Public Service Co. of Colorado
4.10%, 06/15/2048	110,000	125,264

		364,169

Personal Products - 1.2%
Natura Cosmeticos SA
4.13%, 05/03/2028 (A) (D)	200,000	194,795
Unilever Capital Corp.
2.00%, 07/28/2026	100,000	99,816

		294,611

Pharmaceuticals - 2.7%
AstraZeneca PLC
4.00%, 01/17/2029	60,000	65,816
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	189,000	153,279
Eli Lilly & Co.
2.75%, 06/01/2025	40,000	41,188
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/2025	40,000	42,197
Merck & Co., Inc.
3.70%, 02/10/2045	40,000	42,833

	Principal	Value
CORPORATE DEBT SECURITIES - (continued)
Pharmaceuticals (continued)
Pfizer, Inc.
4.20%, 09/15/2048	$ 40,000	$ 47,127
Sanofi
3.38%, 06/19/2023	40,000	41,122
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	200,000	228,254

		661,816

Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.
3.73%, 12/08/2047	140,000	146,760
Micron Technology, Inc.
2.70%, 04/15/2032	125,000	119,502
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (A)	50,000	51,490

		317,752

Software - 0.6%
Microsoft Corp.
3.30%, 02/06/2027	130,000	138,045

Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.
3.00%, 06/20/2027	130,000	136,205
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	70,000	79,424
6.20%, 07/15/2030	70,000	84,660
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	40,000	43,472

		343,761

Trading Companies & Distributors - 0.4%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	92,000	95,680

Water Utilities - 0.5%
American Water Capital Corp.
3.45%, 06/01/2029	110,000	116,460

Wireless Telecommunication Services - 1.4%
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032 (A)	150,000	141,833
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (A)	200,000	191,136

		332,969

Total Corporate Debt Securities (Cost $12,031,803)		11,490,074

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.4%
Colombia Government International Bond
7.38%, 09/18/2037 (D)	100,000	111,047

Panama - 0.3%
Panama Government International Bond
6.70%, 01/26/2036	53,000	67,575

Republic of South Africa - 0.4%
Republic of South Africa Government International Bond
6.25%, 03/08/2041	100,000	101,756

Total Foreign Government Obligations (Cost $317,322)		280,378

Transamerica Funds	Page 3

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 1.0%
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 3.50% (C), 05/30/2025	$ 39,933	$ 39,928

Communications Equipment - 0.4%
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.36% (C), 04/06/2026	109,162	107,218

Machinery - 0.4%
Vertiv Group Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 2.85% (C), 03/02/2027	88,876	88,348

Total Loan Assignments (Cost $237,166)		235,494

MORTGAGE-BACKED SECURITIES - 10.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month LIBOR + 2.12%, 2.23% (C), 09/15/2034 (A)	145,000	143,908
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	200,000	200,343
Benchmark Mortgage Trust
Series 2020-IG3, Class B,
3.29% (C), 09/15/2048 (A)	175,000	174,703
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 1.86% (C), 12/15/2037 (A)	115,000	114,861
DOLP Trust
Series 2021-NYC, Class C,
3.53%, 05/10/2041 (A)	250,000	248,185
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.55% (C), 09/10/2035 (A)	143,000	149,115
Grace Trust
Series 2020-GRCE, Class D,
2.68% (C), 12/10/2040 (A)	250,000	237,485
JPMorgan Chase Commercial Mortgage Securities Trust
3.45%, 01/05/2039	140,000	139,823
Series 2019-OSB, Class A,
3.40%, 06/05/2039 (A)	80,000	84,411
Series 2019-OSB, Class C,
3.75% (C), 06/05/2039 (A)	174,000	180,979
Manhattan West Mortgage Trust
Series 2020-1MW, Class B,
2.34% (C), 09/10/2039 (A)	185,000	182,300
One Bryant Park Trust
Series 2019-OBP, Class A,
2.52%, 09/15/2054 (A)	160,000	158,541
SLG Office Trust
Series 2021-OVA, Class D,
2.85%, 07/15/2041 (A)	130,000	122,501

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (C), 10/25/2059 (A)	$ 169,491	$ 172,048
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (A)	170,000	177,292

Total Mortgage-Backed Securities (Cost $2,569,406)		2,486,495

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	225,000	247,249
3.90%, 04/25/2028	418,000	464,505
Federal National Mortgage Association
0.88%, 08/05/2030	239,000	219,489
Uniform Mortgage-Backed Security
2.00%, TBA (B)	1,100,000	1,072,500
2.50%, TBA (B)	2,180,000	2,187,353

Total U.S. Government Agency Obligations (Cost $4,283,162)		4,191,096

U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury - 6.8%
U.S. Treasury Bond
1.75%, 08/15/2041	110,000	102,609
2.00%, 08/15/2051	1,074,000	1,050,338
U.S. Treasury Note
0.13%, 08/31/2023	300,000	295,711
1.25%, 08/15/2031	200,000	190,813

Total U.S. Government Obligations (Cost $1,654,683)		1,639,471

COMMERCIAL PAPER - 11.4%
Banks - 3.1%
DNB Bank ASA
0.13% (G), 02/22/2022 - 03/28/2022	750,000	749,894

Chemicals - 4.1%
Ecolab, Inc.
0.16% (G), 02/15/2022	1,000,000	999,913

Health Care Providers & Services - 2.1%
Roche Holdings, Inc.
0.04% (G), 02/01/2022	500,000	499,999

Household Products - 2.1%
Procter & Gamble Co.
0.14% (G), 04/25/2022	250,000	249,914
0.15% (G), 04/22/2022	250,000	249,917

		499,831

Total Commercial Paper (Cost $2,749,655)		2,749,637

Transamerica Funds	Page 4

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (G)	761,688	$ 761,688

Total Other Investment Company (Cost $761,688)		761,688

Total Investments (Cost $28,341,983)		27,464,535
Net Other Assets (Liabilities) - (13.7)%		(3,318,672)

Net Assets - 100.0%		$ 24,145,863

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$3,630,202	$—	$3,630,202
Corporate Debt Securities	—	11,490,074	—	11,490,074
Foreign Government Obligations	—	280,378	—	280,378
Loan Assignments	—	235,494	—	235,494
Mortgage-Backed Securities	—	2,486,495	—	2,486,495
U.S. Government Agency Obligations	—	4,191,096	—	4,191,096
U.S. Government Obligations	—	1,639,471	—	1,639,471
Commercial Paper	—	2,749,637	—	2,749,637
Other Investment Company	761,688	—	—	761,688

Total Investments	$761,688	$26,702,847	$—	$27,464,535

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $10,085,791, representing 41.8% of the Fund’s net assets.
(B)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $838,018, collateralized by cash collateral of $761,688 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $93,895. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the total value of Regulation S securities is $439,752, representing 1.8% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Rates disclosed reflect the yield at January 31, 2022.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Transamerica Funds	Page 5

Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Sustainable Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

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Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

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